Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
Summary of Financial Assets Classified by Type and Category
a)	The detail of financial assets, classified by type and category, as of December 31, 2020 and 2019 is as follows:

		12-31-2020
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other accounts receivable	—	592,856,895	—	—
Derivative instruments	3,033,502	—	18,387,261	1,000,964
Other financial assets	—	808,692	—	—
Total Current	3,033,502	593,665,587	18,515,115	1,000,964

Equity instruments	—	—	2,326,480	—
Trade and other accounts receivable	—	493,375,481	—	—
Derivative instruments	1,911,233	—	—	16,422,737
Other financial assets	—	—	—	—
Total Non-current	1,911,233	493,375,481	2,326,480	16,422,737
Total	4,944,735	1,087,041,068	20,841,595	17,423,701

		12-31-2019
	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other accounts receivable	—	576,740,203	—	—
Derivative instruments	1,618,318	—	1,323,556	277,702
Other financial assets	—	860,425	—	—
Total Current	1,618,318	577,600,628	1,451,410	277,702

Equity instruments	—	—	2,349,221	—
Trade and other accounts receivable	—	347,981,527	—	—
Derivative instruments	—	—	—	4,871,397
Other financial assets	—	2	—	—
Total Non-current	—	347,981,529	2,349,221	4,871,397
Total	1,618,318	925,582,157	3,800,631	5,149,099

Summary of Financial Liabilities Classified by Type and Category
a)	The detail of financial liabilities, classified by type and category, as of December 31, 2020 and 2019 is as follows:

	12-31-2020
	Financial liabilities at fair value with changes in results	Financial liabilities measured at amortized cost	Financial liabilities at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	152,076,992	—	—
Trade and other accounts payable	—	757,965,390	—	—
Derivative instruments	4,841,020	—	45,543	581,129
Other financial liabilities	—	7,007,711	—	—
Total Current	4,841,020	917,050,093	45,543	581,129

Interest-bearing loans	—	1,467,421,655	—	—
Trade and other accounts payable	—	1,281,254,521	—	—
Derivative instruments	—	—	—	16,167,471
Other financial liabilities	—	44,857,807	—	—
Total Non-current	—	2,793,533,983	—	16,167,471
Total	4,841,020	3,710,584,076	45,543	16,748,600

	12-31-2019
	Financial liabilities at fair value with changes in results	Financial liabilities measured at amortized cost	Financial liabilities at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	164,404,334	—	—
Trade and other accounts payable	—	750,103,757	—	—
Derivative instruments	2,026,476	—	8,924,831	48,225,766
Other financial liabilities	—	—	—	—
Total Current	2,026,476	914,508,091	8,924,831	48,225,766

Interest-bearing loans	—	1,714,837,545	—	—
Trade and other accounts payable	—	840,623,569	—	—
Other financial liabilities	124,048	—	—	25,208,326
Total Non-current	124,048	2,555,461,114	—	25,208,326
Total	2,150,524	3,469,969,205	8,924,831	73,434,092

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

As of December 31, 2020 and 2019, financial derivative qualifying as hedging instruments resulted in recognition of the following assets and liabilities in the statement of financial position:

	12-31-2020
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	—	—	1,947,377	12,944,130
Cash flow hedge	—	—	1,947,377	12,944,130
Exchange rate hedge:	1,000,964	16,422,737	3,451,487	3,223,341
Cash flow hedge	1,000,964	16,422,737	3,451,487	3,223,341
Total	1,000,964	16,422,737	5,398,864	16,167,471

	12-31-2019
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	322,316	8,447	—	7,743,401
Cash flow hedge	322,316	8,447	—	7,743,401
Exchange rate hedge:	—	4,862,950	48,225,766	17,464,925
Cash flow hedge	—	4,862,950	48,225,766	17,464,925
Total	322,316	4,871,397	48,225,766	25,208,326

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

			Fair value of	Fair value of
Type of	Description	Description	hedged item	hedged item	Type
hedge	of hedged	of hedged	12-31-2020	12-31-2019	of
instrument	risk	item	ThCh$	ThCh$	risk hedged
SWAP	Interest rate	Others	—	(699,158)	Cash flow
SWAP	Exchange rate	Unsecured obligations (bonds)	12,763,777	(9,530,240)	Cash flow
SWAP	Interest rate	Loans with Related Companies	(12,944,129)	(6,991,184)	Cash flow
SWAP	Interest rate	Bank loans	(1,947,377)	277,703	Cash flow
FORWARD	Exchange rate	Operational Income	(1,967,328)	(51,297,500)	Cash flow
FORWARD	Interest rate	Others	(77,558)	—	Cash flow
FORWARD	Exchange rate	Other	29,981	—	Cash flow

Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities

As of December 31, 2020 and 2019, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following liabilities in the statement of financial position:

	12-31-2020				12-31-2019
	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedging derivative instrument	1,414,895	23,285	1,911,233	—	—	2,026,476	—	124,048
Total	1,414,895	23,285	1,911,233	—	—	2,026,476	—	124,048

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

The following table sets forth the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2020 and 2019.

	12-31-2020
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	(14,891,507)	106,642,500	284,380,000	—	—	—	391,022,500
Cash flow hedge	(14,891,507)	106,642,500	284,380,000	—	—	—	391,022,500
Exchange rate hedge:	10,748,873	143,449,971	3,390	—	504,391,045	95,129,590	742,973,996
Cash flow hedge	10,748,873	143,449,971	3,390	—	504,391,045	95,129,590	742,973,996
Derivatives not designated for hedge accounting	3,302,843	30,063,763	21,189,518	8,742,828	285,368	—	60,281,477
Total	(839,791)	280,156,234	305,572,908	8,742,828	504,676,413	95,129,590	1,194,277,973

	12-31-2019
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	(7,412,638)	112,311,000	112,311,000	299,496,000	—	—	524,118,000
Cash flow hedge	(7,412,638)	112,311,000	112,311,000	299,496,000	—	—	524,118,000
Exchange rate hedge:	(60,827,741)	490,799,070	40,581,708	—	—	517,637,686	1,049,018,464
Cash flow hedge	(60,827,741)	490,799,070	40,581,708	—	—	517,637,686	1,049,018,464
Derivatives not designated for hedge accounting	(2,150,524)	31,746,086	2,061,840	—	—	—	33,807,926
Total	(70,390,903)	634,856,156	154,954,548	299,496,000	—	517,637,686	1,606,944,390

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table presents financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

6
		Fair Value Measured at End of Reporting Period Using:
	12-31-2020	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	17,423,701	—	17,423,701	—
Financial derivatives not designated for hedge accounting	3,326,128	—	3,326,128	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	1,618,607	—	1,618,607	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in other comprehensive income	18,387,261	—	18,387,261
Equity instruments at fair value with changes in other comprehensive income	2,454,334	2,326,480	127,854	—
Total	43,210,031	2,326,480	40,883,551	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	21,566,335	—	21,566,335	—
Financial derivatives not designated for hedge accounting	23,285	—	23,285	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in other comprehensive income	45,543	—	45,543	—
Total	21,635,163	—	21,635,163	—

		Fair Value Measured at End of Reporting Period Using:
	12-31-2019	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	5,193,713	—	5,193,713	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	1,573,704	—	1,573,704	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in other comprehensive income	1,323,556	—	1,323,556	—
Equity instruments at fair value with changes in other comprehensive income	2,477,077	2,349,223	127,854
Total	10,568,050	2,349,223	8,218,827	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	73,434,092	—	73,434,092	—
Financial derivatives not designated for hedge accounting	2,150,524	—	2,150,524	—
Derivatives of commodities designated as cash flow hedges at fair value with changes in other comprehensive income	8,924,831	—	8,924,831	—
Total	84,509,447	—	84,509,447	—